Intangible Assets (Details) - CAD ($) $ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment loss	$ 70
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance		$ 318	$ 373
Ending balance		313	318	$ 373
Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance		788	807
Additions		14	14
Acquisition		37	16
Disposals (Note 4(R))			(38)
Change in foreign exchange rates		(2)	(6)
Transfers		(3)	0
Disposals		(1)
Ending balance		833	788	807
Gross carrying amount | IFRS 16
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance			5
Ending balance				5
Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance		(470)	(434)
Disposals (Note 4(R))			10
Change in foreign exchange rates			(1)
Transfers		0	0
Disposals		1
Amortization		51	50
Ending balance		(520)	(470)	(434)
Accumulated amortization | IFRS 16
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance			(3)
Ending balance				(3)
Coal rights
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance		32	68
Ending balance		24	32	68
Coal rights | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance		149	185
Additions		0	0
Acquisition		0	0
Disposals (Note 4(R))			(37)
Change in foreign exchange rates		0	0
Transfers		0	1
Disposals		0
Ending balance		149	149	185
Coal rights | Gross carrying amount | IFRS 16
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance			0
Ending balance				0
Coal rights | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance		(117)	(117)
Disposals (Note 4(R))			9
Change in foreign exchange rates			0
Transfers		0	1
Disposals		0
Amortization		8	8
Ending balance		(125)	(117)	(117)
Coal rights | Accumulated amortization | IFRS 16
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance			0
Ending balance				0
Software and other
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance		132	118
Ending balance		140	132	118
Software and other | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance		378	339
Additions		0	0
Acquisition		0	1
Disposals (Note 4(R))			(1)
Change in foreign exchange rates		0	(4)
Transfers		35	48
Disposals		(1)
Ending balance		412	378	339
Software and other | Gross carrying amount | IFRS 16
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance			5
Ending balance				5
Software and other | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance		(246)	(221)
Disposals (Note 4(R))			1
Change in foreign exchange rates			(1)
Transfers		(1)	(1)
Disposals		1
Amortization		28	31
Ending balance		(272)	(246)	(221)
Software and other | Accumulated amortization | IFRS 16
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance			(3)
Ending balance				(3)
Power sale contracts
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance		143	141
Ending balance		146	143	141
Power sale contracts | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance		250	237
Additions		0	0
Acquisition		37	0
Disposals (Note 4(R))			0
Change in foreign exchange rates		(2)	(1)
Transfers		(16)	14
Disposals		0
Ending balance		269	250	237
Power sale contracts | Gross carrying amount | IFRS 16
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance			0
Ending balance				0
Power sale contracts | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance		(107)	(96)
Disposals (Note 4(R))			0
Change in foreign exchange rates			0
Transfers		1	0
Disposals		0
Amortization		15	11
Ending balance		(123)	(107)	(96)
Power sale contracts | Accumulated amortization | IFRS 16
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance			0
Ending balance				0
Intangibles under development
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance		11	46
Ending balance		3	11	46
Intangibles under development | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance		11	46
Additions		14	14
Acquisition		0	15
Disposals (Note 4(R))			0
Change in foreign exchange rates		0	(1)
Transfers		22	(63)
Disposals		0
Ending balance		3	11	46
Intangibles under development | Gross carrying amount | IFRS 16
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance			0
Ending balance				0
Intangibles under development | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance		0	0
Disposals (Note 4(R))			0
Change in foreign exchange rates			0
Transfers		0	0
Disposals		0
Amortization		0	0
Ending balance		$ 0	0	0
Intangibles under development | Accumulated amortization | IFRS 16
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance			$ 0
Ending balance				0
Lakeswind
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment loss				12
Lakeswind | Intangible assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment loss				$ 1